LONG-TERM DEBT - OTHERS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Other Long-Term Debt
Details	2023	2022
Long-term JPY loans - principal amount - see Notes 11B and 11C below	$102,491	$83,368
Capital leases and other long-term liabilities - see Note 11D below	119,310	159,656
Operating leases - see Note 11E below	9,762	10,355
Less - current maturities	(58,952)	(43,310)
	$172,611	$210,069

Schedule of Repayment of Loans
Details	Interest Rate	2024	2025	2026	2027	Total
Long-term 2021 JPY loan	1.95%	$11,108	$22,215	$22,215	$22,215	$77,753
Long-term 2023 JPY loan	1.95%	3,534	7,068	7,068	7,068	24,738
Total long-term JPY loans		$14,642	$29,283	$29,283	$29,283	$102,491

Schedule of Maturity of Capital Leases liabilities
Fiscal Year	Amount ($)
2024	$42,786
2025	28,468
2026	26,442
2027	7,178
2028	4,559
2029 and on	14,817
Total	124,250
Less - imputed interest	(4,940)
Total	$119,310

Schedule of Composition of Operating Leases
Details	Classification in the Consolidated Balance Sheets	December 31, 2023	December 31, 2022
ROU - assets under operating leases	Deferred tax and other long-term assets, net	$9,762	$10,355
Lease liabilities:
Current operating lease liabilities	Current maturities of long-term debt	$3,450	$3,171
Long-term operating lease liabilities	Long-term debt	6,312	7,184
Total operating lease liabilities		$9,762	$10,355
Weighted average remaining lease term (years)		3.3	4.3
Weighted average discount rate		1.94%	1.94%

Schedule of Maturity of Operating Leases liabilities
Fiscal Year	Amount ($)
2024	$3,511
2025	3,197
2026	2,539
2027	707
Total	9,954
Less - imputed interest	(192)
Total	$9,762